SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 8,248,108		$ 7,991,103		$ 9,028,187
Cost of revenues	(6,554,925)		(6,351,394)		(6,743,205)
Marketing expenses	(488,516)		(218,895)		(70,154)
Share-based compensation	(946,444)		(861,551)
General and administrative expenses	(7,162,954)		(6,973,526)		(3,858,561)
Other (expenses) income, net	(388,191)		(180,179)		(163,498)
Income (loss) before income taxes	(7,292,922)		(6,594,442)		(1,807,231)
Provision for income taxes
Net loss	(7,292,922)		(6,594,442)		3,525,200
Current assets	4,764,543		9,991,662
Non-current assets	2,418,115		91,085
Total assets	7,182,658		10,082,747
Current liabilities	(5,697,790)		(5,681,608)
Non-current liabilities	(204,950)		(208,116)
Total liabilities	(5,902,740)		(5,889,724)
Net (liabilities) assets	1,279,918	[1]	4,193,023	[1]	1,619,088	$ (2,997,406)
Income (loss) from continuing operations	(7,292,922)		(6,594,442)		(1,807,231)
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenue	8,114,980		7,991,103		8,770,919
Cost of revenues	(5,997,406)		(6,338,434)		(6,493,691)
Marketing expenses	(118,779)		(206,117)		(70,154)
Share-based compensation
General and administrative expenses	(2,724,736)		(3,048,041)		(1,715,651)
Other (expenses) income, net	(289,490)		(185,962)		(71,508)
Income (loss) before income taxes	(1,015,431)		(1,787,451)		419,915
Provision for income taxes
Net loss	(1,015,431)		(1,787,451)
Current assets	2,531,282		3,557,743
Non-current assets	2,300,609		53,752
Total assets	4,831,891		3,611,495
Current liabilities	(3,367,033)		(3,451,510)
Non-current liabilities	(204,950)		(208,116)
Total liabilities	(3,571,983)		(3,659,626)
Net (liabilities) assets	1,259,908		(48,131)
Income (loss) from continuing operations					419,915
Social commerce [Member]
Segment Reporting Information [Line Items]
Revenue	133,128				257,268
Cost of revenues	(557,519)		(12,960)		(249,514)
Marketing expenses
Share-based compensation
General and administrative expenses			(383,602)		(505,755)
Other (expenses) income, net			72,561		(412)
Income (loss) before income taxes	(424,391)		(324,001)		(498,413)
Provision for income taxes
Net loss	(424,391)		(324,001)
Current assets
Non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net (liabilities) assets
Income (loss) from continuing operations					(498,413)
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Marketing expenses	(369,737)		(12,778)
Share-based compensation	(946,444)		(861,551)
General and administrative expenses	(4,438,218)		(3,541,883)		(1,637,155)
Other (expenses) income, net	(98,701)		(66,778)		(91,578)
Income (loss) before income taxes	(5,853,100)		(4,482,990)		(1,728,733)
Provision for income taxes
Net loss	(5,853,100)		(4,482,990)
Current assets	2,233,261		6,433,919
Non-current assets	117,506		37,333
Total assets	2,350,767		6,471,252
Current liabilities	(2,330,757)		(2,230,098)
Non-current liabilities
Total liabilities	(2,330,757)		(2,230,098)
Net (liabilities) assets	$ 20,010		$ 4,241,154
Income (loss) from continuing operations					$ (1,728,733)

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.